Fair value of financial instruments and investments (Details 2) (Warrant, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the fair value of warrant liability
Beginning balance	$ 95,661	$ 1,878,316	$ 2,340,263
Change in fair value of warrant liability	3,155	(1,782,655)	(461,947)
Ending balance	$ 98,819	$ 95,661	$ 1,878,316
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Volatility (as a percent)		87.00%	88.00%
Strike price (in dollars per share)	$ 128	$ 16
Minimum
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Volatility (as a percent)	69.00%
Risk-free interest rate (as a percent)	0.02%	0.16%	0.25%
Strike price (in dollars per share)			$ 7.26
Expected life	2 months 19 days	1 year	2 years
Maximum
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Volatility (as a percent)	87.00%
Risk-free interest rate (as a percent)	1.705%	1.18%	1.62%
Strike price (in dollars per share)			$ 16.00
Expected life	5 years 11 months 23 days	7 years	8 years
Preferred shares
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Fair value of common shares (in dollars per share)	$ 21.46	$ 2.35	$ 16.00